REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Security Equity Separate Account Twenty-Six
and Security Equity Separate Account Twenty-Seven
and Board of Directors of
Metropolitan Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Security Equity Separate Account Twenty-Six and Security Equity Separate Account Twenty-Seven (the "Separate Accounts") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Note 2A as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 7 for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Accounts of the Company as of December 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Accounts' management. Our responsibility is to express an opinion on the Separate Accounts' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Accounts are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Accounts' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2020, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2021

We have served as the Separate Accounts' auditor since 2001.

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SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

Invesco V.I. Core Plus Bond Division
Assets:
Investments at fair value	$246
Due from Metropolitan Life Insurance Company	7
Total Assets	253
Liabilities:
Accrued fees	8
Total Liabilities	8
Net Assets	$245

The accompanying notes are an integral part of these financial statements.

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	BHFTII T. Rowe Price Large Cap Growth Division	Invesco V.I. International Growth Division
Assets:
Investments at fair value	$8,223	$15,289
Due from Metropolitan Life Insurance Company	22	28
Total Assets	8,245	15,317
Liabilities:
Accrued fees	32	25
Total Liabilities	32	25
Net Assets	$8,213	$15,292

The accompanying notes are an integral part of these financial statements.

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS

For the year ended December 31, 2020

Invesco V.I. Core Plus Bond Division
Investment Income:
Dividends	$4
Expenses:
Mortality and expense risk charges	1
Administrative charges	—
Total expenses	1
Net investment income (loss)	3
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1
Realized gains (losses) on sale of investments	1
Net realized gains (losses)	2
Change in unrealized gains (losses) on investments	16
Net realized and change in unrealized gains (losses) on investments	18
Net increase (decrease) in net assets resulting from operations	$21

The accompanying notes are an integral part of these financial statements.

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS

For the year ended December 31, 2020

	BHFTII T. Rowe Price Large Cap Growth Division	Invesco V.I. International Growth Division
Investment Income:
Dividends	$16	$317
Expenses:
Mortality and expense risk charges	83	161
Administrative charges	9	18
Total expenses	92	179
Net investment income (loss)	(76)	138
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	518	305
Realized gains (losses) on sale of investments	25	82
Net realized gains (losses)	543	387
Change in unrealized gains (losses) on investments	1,670	1,166
Net realized and change in unrealized gains (losses) on investments	2,213	1,553
Net increase (decrease) in net assets resulting from operations	$2,137	$1,691

The accompanying notes are an integral part of these financial statements.

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2020 and 2019

	Invesco V.I. Core Plus Bond Division
	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3	$6
Net realized gains (losses)	2	—
Change in unrealized gains (losses) on investments	16	16
Net increase (decrease) in net assets resulting from operations	21	22
Contract Transactions:
Net transfers (including fixed account)	—	—
Transfers for Contract benefits and terminations	(3)	(2)
Net increase (decrease) in net assets resulting from Contract transactions	(3)	(2)
Net increase (decrease) in net assets	18	20
Net Assets:
Beginning of year	227	207
End of year	$245	$227

The accompanying notes are an integral part of these financial statements.

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2020 and 2019

	BHFTII T. Rowe Price Large Cap Growth Division		Invesco V.I. International Growth Division
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(76)	$(52)	$138	$27
Net realized gains (losses)	543	839	387	887
Change in unrealized gains (losses) on investments	1,670	597	1,166	1,968
Net increase (decrease) in net assets resulting from operations	2,137	1,384	1,691	2,882
Contract Transactions:
Net transfers (including fixed account)	(26)	(22)	—	(30)
Transfers for Contract benefits and terminations	(5)	(4)	(3)	(2)
Net increase (decrease) in net assets resulting from Contract transactions	(31)	(26)	(3)	(32)
Net increase (decrease) in net assets	2,106	1,358	1,688	2,850
Net Assets:
Beginning of year	6,107	4,749	13,604	10,754
End of year	$8,213	$6,107	$15,292	$13,604

The accompanying notes are an integral part of these financial statements.

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN
OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Security Equity Separate Account Twenty-Six and Security Equity Separate Account Twenty-Seven (the "Separate Accounts"), separate accounts of Metropolitan Life Insurance Company (the "Company"), were established by the Board of Directors of Security Equity Life Insurance Company ("SELIC") on February 10, 1994 and August 11, 1994, respectively, to support operations of SELIC with respect to certain variable annuity contracts (the "Contracts"). On October 31, 2003, SELIC merged into the Company and the Separate Accounts became separate accounts of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Accounts are registered as unit investment trusts under the Investment Company Act of 1940, as amended, and are subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Accounts are divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I.")

Brighthouse Funds Trust II ("BHFTII")

The assets of each of the Divisions of the Separate Accounts are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Accounts are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Accounts' assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.  LIST OF DIVISIONS

A. Purchase payments, less any applicable charges, applied to the Separate Accounts are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of December 31, 2020:

Security Equity Separate Account Twenty-Six

Invesco V.I. Core Plus Bond Division

Security Equity Separate Account Twenty-Seven

BHFTII T. Rowe Price Large Cap Growth Division

Invesco V.I. International Growth Division

B. The following Divisions had no net assets as of December 31, 2020:

Security Equity Separate Account Twenty-Six

BHFTII BlackRock Ultra-Short Term Bond Division

BHFTII Western Asset Management U.S. Government Division

Security Equity Separate Account Twenty-Seven

Invesco V.I. Core Equity Division

3.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, Investment Companies.

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN
OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Division's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV"). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Accounts define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

ASC Topic 820, Fair Value Measurement ("ASC 820") provides that the Separate Accounts are not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The Separate Accounts' investments in shares of a fund or portfolio of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Accounts form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Accounts to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Accounts for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Accounts by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. There were no Contracts in payout/annuitization at December 31, 2020. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the Contract owner into or out of Divisions within the Separate Accounts or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN
OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

COVID

The global outbreak of the coronavirus (COVID-19) has caused significant volatility within the economic markets. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future. These events may negatively affect the Separate Accounts' operations, business, financial results, or financial condition.

4.  EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

The following annual Separate Accounts charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

The table below represents the effective annual rates for each respective charge for the year ended December 31, 2020:

Administrative	0.15%
Mortality and Expense Risk	1.25%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

A Contract fee of $50 is assessed on an annual basis for Contracts with a value of less than $20,000. The Company is currently waiving the transfer fee of the lesser of $25 or 2% of the transfer amount which is assessed after twelve transfers within a Contract year, but reserves the right to impose such charges in the future.

In addition, the Contracts impose a surrender charge which ranges from 0% to 7% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2020 and 2019. There were no such charges for the years ended December 31, 2020 and 2019.

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN
OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  STATEMENTS OF INVESTMENTS

	As of December 31, 2020		For the year ended December 31, 2020
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
Security Equity Separate Account Twenty-Six
Invesco V.I. Core Plus Bond Division	35	230	6	4
Security Equity Separate Account Twenty-Seven
BHFTII T. Rowe Price Large Cap Growth Division	286	5,934	576	163
Invesco V.I. International Growth Division	360	9,233	675	255

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SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN
OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS
For the years ended December 31, 2020 and 2019:

	Security Equity Separate Account Twenty-Six
	Invesco V.I. Core Plus Bond Division
	2020	2019
Units beginning of year	10	10
Units redeemed and transferred to other funding options	—	—
Units end of year	10	10

	Security Equity Separate Account Twenty-Seven
	BHFTII T. Rowe Price Large Cap Growth Division		Invesco V.I. International Growth Division
	2020	2019	2020	2019
Units beginning of year	154	154	469	470
Units redeemed and transferred to other funding options	(1)	—	—	(1)
Units end of year	153	154	469	469

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX AND
SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN
OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

7.  FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund or portfolio, and total return ratios for the five years ended December 31, 2020:

		As of December 31			For the year ended December 31
		Units	Unit Value ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense[2] Ratio (%)	Total[3] Return (%)
Security Equity Separate Account Twenty-Six
Invesco V.I. Core Plus Bond	2020	10	24.43	245	1.95	1.40	8.19
Division	2019	10	22.58	227	3.08	1.40	9.52
	2018	10	20.62	207	3.77	1.40	(3.73)
	2017	10	21.42	215	3.50	1.40	4.72
	2016	10	20.45	205	4.27	1.40	5.33
Security Equity Separate Account Twenty-Seven
BHFTII T. Rowe Price Large	2020	153	53.62	8,213	0.23	1.40	35.04
Cap Growth Division	2019	154	39.70	6,107	0.42	1.40	29.17
	2018	154	30.74	4,749	0.42	1.40	(2.32)
	2017	155	31.47	4,884	0.30	1.40	30.86
	2016	156	24.05	3,752	0.06	1.40	1.23
Invesco V.I. International	2020	469	32.61	15,292	2.45	1.40	12.41
Growth Division	2019	469	29.01	13,604	1.60	1.40	26.79
	2018	470	22.88	10,754	2.07	1.40	(16.17)
	2017	471	27.29	12,863	1.47	1.40	20.77
	2016	472	22.60	10,677	1.41	1.40	(1.40)

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Division invests.

2  These amounts represent annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.